Deferred Taxation - Movements in Deferred Taxation (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
At beginning of the year	¥ 2,848	¥ 6,483	¥ 14,064
Transfer to profit and loss (Note 12)	(7,666)	(3,485)	(7,807)
(Debit) / credit to other comprehensive income	(198)	(150)	226
At end of the year	¥ (5,016)	¥ 2,848	¥ 6,483